Income Taxes (Schedule Of Reconciliation Of (Provision) Recovery Of Income And Capital Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Recovery of income taxes based on the combined Canadian federal and provincial statutory tax rates of 25.0% in 2012 and 26.5% in 2011 applied to the net loss from continuing operations	$ 136,776	$ 160,656
Combined federal and provincial statutory tax rates	25.00%	26.50%
Lower foreign tax rates	4,927	2,628
Tax benefit of losses not recognized	(124,037)	(73,557)
Capital and other taxes	(53,030)	(8,618)
Foreign exchange and other	1,024	(80,459)
(Provision) recovery of income and capital taxes	$ (34,340)	$ 650